MARKETABLE SECURITIES (Tables)	9 Months Ended
Sep. 30, 2013
MARKETABLE SECURITIES [Abstract]
Schedule of Marketable Securities
The following is a summary of marketable securities at December 31, 2012 and September 30, 2013:

	December 31, 2012			September 30, 2013
	Amortized	Gross unrealized	Fair market	Amortized	Gross unrealized	Fair market
	Cost	gains	value	cost	gains	value

Corporate debentures	$204	$99	$303	$-	$-	$-
Government bonds	3,515	250	3,765	3,519	404	3,923

	$3,719	$349	$4,068	$3,519	$404	$3,923